Trade receivables, other assets, prepaid expenses and Tax receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of continuing involvement in derecognised financial assets [line items]
Increase (decrease) in receivables from financing activities	€ 3,500
Increase (decrease) in consumer loans	3,000
Increase (decrease) in other financing receivables	400
Value added tax	4,593	€ 4,504
Fair value of assets representing derecognised financial assets	€ 14,888	€ 16,991
Finance companies in partnership with Santander, BNP Paribas and Credit Agricole
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of assets representing derecognised financial assets, percent	74.00%	75.00%
Trade receivables
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss	€ 27	€ 49
Retail financing
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss	€ 0	€ 117